Loan Servicing (Activity For MSRs And Related Valuation Allowance) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Loan Servicing [Abstract]
Carrying amount, net, beginning of period	$ 10,488	$ 10,780
Additions	1,659	3,062
Amortization	(2,573)	(3,180)
Change in valuation allowance	(273)	(174)
Carrying amount, net, end of period	9,301	10,488
Valuation allowance, beginning of period	748	574
Additions expensed	273	174
Valuation allowance, end of period	$ 1,021	$ 748